Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
		2017	2016	2015
	Footnote	$m	$m	$m
Current tax	1	4,264	3,669	3,797
– for this year		4,115	3,525	3,882
– adjustments in respect of prior years		149	144	(85)
Deferred tax		1,024	(3)	(26)
– origination and reversal of temporary differences		(228)	(111)	(153)
– effect of changes in tax rates		1,337	(4)	110
– adjustments in respect of prior years		(85)	112	17
Year ended 31 Dec		5,288	3,666	3,771

1
Current tax included Hong Kong profits tax of $1,350m (2016: $1,118m; 2015: $1,294m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2016: 16.5%; 2015: 16.5%).

Schedule of tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2017		2016		2015
	$m	%	$m	%	$m	%
Profit before tax	17,167		7,112		18,867
Tax expense
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	3,305	19.25	1,422	20.00	3,821	20.25
Impact of differently taxed overseas profits in overseas locations	407	2.3	43	0.6	71	0.4
Items increasing tax charge in 2017 not in 2016:
– deferred tax remeasurement due to US federal tax rate reduction	1,288	7.5	—	—	—	—
Other items increasing tax charge in 2017:
– local taxes and overseas withholding taxes	618	3.6	434	6.1	416	2.2
– other permanent disallowables	400	2.3	438	6.2	421	2.2
– bank levy	180	1.0	170	2.4	286	1.5
– non-deductible UK customer compensation	166	1.0	162	2.3	87	0.5
– UK banking surcharge	136	0.8	199	2.8	—	—
– UK tax losses not recognised	70	0.4	305	4.3	—	—
– adjustments in respect of prior period liabilities	64	0.4	256	3.6	(68)	(0.4)
– change in tax rates	49	0.3	(4)	(0.1)	110	0.6
– non-UK tax losses not recognised	33	0.2	147	2.1	—	—
– non-deductible goodwill write-down	—	—	648	9.1	—	—
– non-deductible loss and taxes suffered on Brazil disposal	—	—	464	6.5	—	—
Items reducing tax charge in 2017:
– non-taxable income and gains	(766)	(4.4)	(577)	(8.1)	(501)	(2.7)
– effect of profits in associates and joint ventures	(481)	(2.8)	(461)	(6.5)	(508)	(2.7)
– non-deductible regulatory settlements	(132)	(0.8)	20	0.3	184	1.0
– other deferred tax temporary differences previously not recognised	(49)	(0.3)	—	—	(21)	(0.1)
– non-taxable income and gains - Industrial Bank	—	—	—	—	(227)	(1.2)
– US deferred tax temporary differences previously not recognised	—	—	—	—	(184)	(1.0)
– other items	—	—	—	—	(116)	(0.6)
Year ended 31 Dec	5,288	30.8	3,666	51.6	3,771	20.0

Schedule of movement of deferred tax assets and liabilities

Movement of deferred tax assets and liabilities
		Loan impairment provisions	Unused tax losses and tax credits	Derivatives, FVOD[1] and other investments	Insurance business	Expense provisions	Other	Total
	Footnote	$m	$m	$m	$m	$m	$m	$m
Assets		950	2,212	1,441	—	893	1,857	7,353
Liabilities		—	—	(274)	(1,170)	—	(1,369)	(2,813)
At 1 Jan 2017		950	2,212	1,167	(1,170)	893	488	4,540
Income statement		(235)	(873)	(397)	12	(269)	738	(1,024)
Other comprehensive income		3	(6)	368	—	—	(1,255)	(890)
Equity		—	—	—	—	—	29	29
Foreign exchange and other adjustments		(5)	40	51	(24)	19	(42)	39
At 31 Dec 2017		713	1,373	1,189	(1,182)	643	(42)	2,694
Assets	2	713	1,373	1,282	—	643	2,313	6,324
Liabilities	2	—	—	(93)	(1,182)	—	(2,355)	(3,630)

Assets		1,351	1,388	1,400	—	1,271	1,050	6,460
Liabilities		—	—	(230)	(1,056)	—	(883)	(2,169)
At 1 Jan 2016		1,351	1,388	1,170	(1,056)	1,271	167	4,291
Income statement		(279)	876	18	(123)	(370)	(314)	(192)
Other comprehensive income		—	—	28	—	—	259	287
Equity		—	—	—	—	—	20	20
Foreign exchange and other adjustments		(122)	(52)	(49)	9	(8)	356	134
At 31 Dec 2016		950	2,212	1,167	(1,170)	893	488	4,540
Assets	2	950	2,212	1,441	—	893	1,857	7,353
Liabilities	2	—	—	(274)	(1,170)	—	(1,369)	(2,813)

1	Fair value of own debt.

2
After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets $4,676m (2016: $6,163m); and deferred tax liabilities $1,982m (2016: $1,623m).